CONSOLIDATED BALANCE SHEETS ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
ASSETS:
Cash and due from banks, and restricted cash	₨ 1,122,031.1	$ 14,788.9	₨ 930,694.7
Investments held for trading, at fair value	53,199.5	701.2	99,620.2
Investments available for sale debt securities, at fair value [includes restricted investments of Rs. 1,694,645.4 and Rs. 1,648,213.8 (US$ 21,724.2), as of March 31, 2021 and March 31, 2022, respectively]	4,388,563.1	57,843.2	4,275,449.9
Securities purchased under agreements to resell	373,053.3	4,917.0	270,060.0
Loans [net of allowance of Rs. 343,528.7 and Rs. 372,671.8 (US$ 4,911.9), as of March 31, 2021 and March 31, 2022, respectively]	14,036,872.2	185,012.2	11,700,189.2
Accrued interest receivable	134,467.7	1,772.3	118,762.9
Property and equipment, net	65,826.4	867.6	53,094.4
Goodwill	74,937.9	987.7	74,937.9
Other assets	864,754.3	11,397.8	456,972.8
Total assets	21,113,705.5	278,287.9	17,979,782.0
Liabilities:
Interest-bearing deposits	13,197,979.7	173,955.2	11,226,467.8
Non-interest-bearing deposits	2,382,052.2	31,396.5	2,110,762.4
Total deposits	15,580,031.9	205,351.7	13,337,230.2
Securities sold under repurchase agreements	151,844.9	2,001.4	356,059.2
Short-term borrowings	554,167.6	7,304.2	239,264.1
Accrued interest payable	82,412.8	1,086.2	77,969.1
Long-term debt	1,554,333.4	20,486.8	1,174,758.2
Accrued expenses and other liabilities	681,461.5	8,981.9	631,096.4
Total liabilities	18,604,252.1	245,212.2	15,816,377.2
Commitments and contingencies (see note 26)
Shareholders' equity:
Equity shares: par value—Rs. 1.0 each; authorized 6,500,000,000 shares and 6,500,000,000 shares; issued and outstanding 5,512,776,482 shares and 5,545,540,976 shares, as of March 31, 2021 and March 31, 2022, respectively	5,545.5	73.1	5,512.8
Additional paid-in capital	834,615.2	11,000.6	794,220.3
Retained earnings	1,153,191.1	15,199.6	897,873.7
Statutory reserve	529,279.1	6,976.1	434,835.3
Accumulated other comprehensive income (loss)	(17,792.5)	(234.5)	27,186.3
Total HDFC Bank Limited shareholders' equity	2,504,838.4	33,014.9	2,159,628.4
Noncontrolling interest in subsidiaries	4,615.0	60.8	3,776.4
Total shareholders' equity	2,509,453.4	33,075.7	2,163,404.8
Total liabilities and shareholders' equity	₨ 21,113,705.5	$ 278,287.9	₨ 17,979,782.0